Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Repurchase Agreements
Current balance	$ 48,943,996	$ 36,255,920
Average balance	32,532,862	35,419,450
Highest month-end balance	$ 48,943,996	$ 38,058,036
Weighted average interest rate	2.45%	2.11%
Amortized cost - Pledged investments	$ 61,463,021	$ 59,300,089
Fair Value - Pledged investments	$ 52,603,659	$ 52,107,148